Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2020
Revenue from Contracts with Customers
Revenue from Contracts with Customers

Note 3 Revenue from Contracts with Customers

The Group’s revenues for the year ended December 31, 2020 consisted of revenues for the delivery of study-related drugs within the framework of the out-licensing of Nefecon in connection with the agreement with Everest Medicines to Greater China and Singapore. Revenue for the provision of drug for conducting clinical trials was recognized at a point in time, which occurred when control over the drug was transferred to Everest Medicines and has been measured by the acquisition price based on the cost of the goods, plus a fair market margin.

The Group has identified two performance obligations within the agreement:

1)	Out-licensing of the product candidate Nefecon in existing condition at the signing of the agreement, and
2)	Provision of drugs for conducting clinical trials.

The Group has completed all performance obligations within the agreement as of the delivery of study-related drugs to Everest Medicines for the year ended December 31, 2020.

Set out below is the Group’s revenue from contracts with customers:

	Year Ended December 31,
	2020	2019	2018
Type of goods or service
Out-licensing	—	184,829	—
Provision of drugs	874	—	—
Total	874	184,829	—

Geographical markets
China, Hong Kong, Macau, Taiwan and Singapore	874	184,829	—
Total	874	184,829	—